Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator - Basic
Net income (loss)	$ 14,858		$ 42,732
Noncontrolling interests' share in earnings	(4,135)	$ 0	(677)	$ 0
Less: Participating securities' share in earnings	(4)	0	(4)	0
Net (income) loss - pre-IPO	0	0	(39,888)	0
Net income (loss) applicable to common shares	10,719	0	2,163	0
Numerator - Dilutive
Net income (loss) applicable to common shares	10,719	$ 0	2,163	$ 0
Net income (loss) attributable to dilutive convertible units and other	4,119		649
Dilutive net income (loss) available to common shares	$ 14,838		$ 2,812
Denominator
Basic weighted average shares outstanding (in shares)	195,011	0	194,310	0
Dilutive potential common shares - OP Units (in shares)	76,022		75,918
Diluted weighted average common shares (in shares)	271,033	0	270,228	0
Earnings per common share
Basic (in dollars per share)	$ 0.05	$ 0	$ 0.01	$ 0
Diluted (in dollars per share)	$ 0.05	$ 0	$ 0.01	$ 0